Subsequent Events (Details) - Avalanche Treasury Company, LLC - Astral and Dragonfly Ventures, L.P ("DV") - shares	Mar. 17, 2026	Jan. 13, 2026
Class A
Subsequent Events
Number of shares issued for each member		1
Number of shares issuable in business acquisition		4,000,000
Number of shares issuable postpone	2,000,000
Number of days for which shares issuable is postpone (in days)	30 days
Class A | Subsequent event
Subsequent Events
Number of shares issued for each member		1
Number of shares issuable in business acquisition		4,000,000
Number of shares issuable postpone	2,000,000
Number of days for which shares issuable is postpone (in days)	30 days
Class B Ordinary Shares
Subsequent Events
Number of shares issued for each member		1
Number of shares issuable in business acquisition		0
Class B Ordinary Shares | Subsequent event
Subsequent Events
Number of shares issued for each member		1
Number of shares issuable in business acquisition		0